EVOLUTIONARY TREE INNOVATORS FUND
SCHEDULE OF INVESTMENTS
February 28, 2023 (Unaudited)

COMMON STOCKS - 98.3%	Shares	Value
Communications - 6.5%
Digital Media - 6.5%
Alphabet, Inc. - Class A (a)	6,835	$ 615,560
Bumble, Inc. - Class A (a)	12,606	304,813
Trade Desk, Inc. (The) - Class A (a)	8,394	469,728
		1,390,101
Consumer Discretionary - 15.1%
Consumer Leisure - 3.9%
Airbnb, Inc. - Class A (a)	6,755	832,756

E-Commerce - 11.2%
Amazon.com, Inc. (a)	15,195	1,431,825
MercadoLibre, Inc. (a)	455	555,100
Sea Ltd. - ADR (a)	6,363	397,624
		2,384,549
Financials - 10.7%
Financial Services - 10.7%
Block, Inc. - Class A (a)	4,186	321,192
Charles Schwab Corporation (The)	5,735	446,871
Tradeweb Markets, Inc. - Class A	6,895	488,786
Visa, Inc. - Class A	4,655	1,023,821
		2,280,670
Health Care - 24.7%
Biotechnology - 9.8%
argenx SE - ADR (a)	1,114	407,746
Arrowhead Pharmaceuticals, Inc. (a)	14,513	468,770
Sarepta Therapeutics, Inc. (a)	9,852	1,203,225
		2,079,741
Life Sciences Tools & Services - 1.6%
Charles River Laboratories International, Inc. (a)	1,590	348,751

Medical Technology - 8.7%
Inspire Medical Systems, Inc. (a)	4,281	1,112,760

EVOLUTIONARY TREE INNOVATORS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Health Care - 24.7% (Continued)
Medical Technology - 8.7% (Continued)
PROCEPT BioRobotics Corporation (a)	10,285	$ 385,173
Stryker Corporation	1,295	340,430
		1,838,363
Pharmaceuticals - 4.6%
Ascendis Pharma A/S - ADR (a)	2,973	330,271
Revance Therapeutics, Inc. (a)	18,642	646,877
		977,148
Industrials - 3.0%
Mobility & Delivery Services - 3.0%
Uber Technologies, Inc. (a)	18,800	625,288

Technology - 38.3%
Application Software - 21.2%
HubSpot, Inc. (a)	3,730	1,442,988
Microsoft Corporation	6,322	1,576,833
ServiceNow, Inc. (a)	3,438	1,485,800
		4,505,621
Business Services - 1.5%
Fiverr International Ltd. (a)	7,960	315,296

Data & Analytics - 4.1%
MongoDB, Inc. (a)	1,771	371,060
Snowflake, Inc. - Class A (a)	3,211	495,714
		866,774
Defense IT & Services - 1.6%
CACI International, Inc. - Class A (a)	1,149	336,657

Financial Services Technology - 5.4%
nCino, Inc. (a)	42,406	1,155,564

IT Services - 1.1%
DigitalOcean Holdings, Inc. (a)	7,171	229,329

EVOLUTIONARY TREE INNOVATORS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Technology - 38.3% (Continued)
Law Enforcement Technology - 3.4%
Axon Enterprise, Inc. (a)	3,620	$ 725,122

Total Common Stocks (Cost $19,991,175)		$ 20,891,730

MONEY MARKET FUNDS - 2.3%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.48% (b) (Cost $486,579)	486,579	$ 486,579

Investments at Value - 100.6% (Cost $20,477,754)		$ 21,378,309

Liabilities in Excess of Other Assets - (0.6%)		(124,063)

Net Assets - 100.0%		$ 21,254,246

A/S	- Aktieselskab
ADR	- American Depositary Receipt
SE	- Societe Europaea

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of February 28, 2023.